Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment
Premises and Equipment

6.                        Premises and Equipment

Premises and equipment consist of the following at December 31:

	2012	2011
Land	$3,511,497	$3,509,066
Buildings	23,870,070	23,787,412
Equipment and fixtures	10,238,276	9,658,096
Construction in progress	5,860	7,915
	37,625,703	36,962,489
Accumulated depreciation	(16,956,352)	(15,582,746)
Net book value	$20,669,351	$21,379,743

Depreciation expense was $1,461,326, $1,392,153 and $1,569,975 in 2012, 2011 and 2010 respectively.